Bradley C. Weber 650.752.3226 BWeber@goodwinprocter.com	Goodwin Procter LLP Counselors at Law 135 Commonwealth Drive Menlo Park, CA 94025-1105 T: 650.752.3100 F: 650.853.1038

April 29, 2015

CONFIDENTIAL SUBMISSION
Draft Registration Statement
U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549	Confidential Submission Pursuant to Title I, Section 106 under the Jumpstart Our Business Startups Act and Section 24(b)(2) of the Securities Exchange Act of 1934

Re:	TA Holdings 1, Inc. to be renamed Amplify Snack Brands, Inc.

Confidential Submission of Draft Registration Statement on Form S-l

Ladies and Gentlemen:

On behalf of TA Holdings 1, Inc., a Delaware corporation (the “Company”), and in connection with the confidential submission of its draft registration statement on Form S-l (the “Registration Statement”) on the date hereof, we hereby confidentially submit the draft Registration Statement pursuant to Title I, Section 106 under the Jumpstart Our Business Startups Act (the “JOBS Act”) and Section 24(b)(2) of the Securities Exchange Act of 1934, as amended, for non-public review by the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) prior to the public filing of the Registration Statement.

Pursuant to Title I, Section 101 of the JOBS Act, the Company is an “emerging growth company” that had total annual gross revenues of less than $1.0 billion during its fiscal year ended December 31, 2014. Therefore, the Company is permitted to make this confidential submission of the Registration Statement for review by the Staff, provided that the Registration Statement and all amendments thereto shall be publicly filed with the Commission not later than 21 days before the date on which the Company conducts a “road show,” as such term is defined in Title 17, Section 230.433(h)(4) of the Code of Federal Regulations.

Please direct all notices and communications with respect to this confidential submission to each of the following:

Thomas Ennis, Chief Executive Officer
TA Holdings 1, Inc. to be renamed Amplify Snack Brands, Inc.
500 West 5th Street, Suite 1350
Austin, Texas 78701
Telephone: (512) 600-9893

with a copy to:	Bradley C. Weber, Esq.
Goodwin Procter LLP
135 Commonwealth Drive
Menlo Park, CA 94025
Telephone: (650) 752-3226
Facsimile: (858) 726-7516

Please contact the undersigned at (650) 752-3226 or bweber@goodwinprocter.com if you have any questions regarding the foregoing.

Very truly yours,

/s/ Bradley C. Weber
Bradley C. Weber of Goodwin Procter LLP

cc:	Tom Ennis, Chief Executive Officer, TA Holdings 1, Inc. to be renamed Amplify Snack Brands, Inc.